Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock Warrants [Abstract]
Stock warrants

14.    Stock warrants

As of March 31, 2024, there are 5,380,360 warrants outstanding. 7,349 warrants were converted into Class A Common Stock during the three months ended March 31, 2024. The warrants do not meet the criteria for equity treatment under ASC 815. As such, the warrants are classified as liabilities and are adjusted to fair value at the end of each reporting period.

The Company remeasures the fair value of the warrants based on their quoted market price. For the three months ended March 31, 2024, the Company recognized $0.2 million of gain related to the change in fair value of warrant liabilities, which is recognized in Change in fair value of warrant liabilities in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

The following table summarizes the Company’s outstanding common stock warrants as of March 31, 2024:

Year of Issue	Number of Shares Issuable	Exercise Price	Expiration Date	Classification
2023	5,380,360	$11.50	Oct – 2028	Liability

19.    Stock warrants

Immediately following the closing of the Business Combination there were 8,440,641 warrants outstanding. The warrants do not meet the criteria for equity treatment under ASC 815. As such, the warrants are classified as liabilities and are adjusted to fair value at the end of each reporting period.

The Company remeasures the fair value of the warrants based on their quoted market price. For the year ended December 31, 2023, the Company recognized $3.0 million of losses related to the change in fair value of warrant liabilities, which is recognized in Change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss.

The following table summarizes the Company’s outstanding common stock warrants as of December 31, 2023:

Year of Issue	Number of Shares Issuable	Exercise Price	Expiration Date	Classification
2023	5,387,966	$11.50	Oct-2028	Liability